Impairment test on Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of impairment of assets [Abstract]
Schedule of Oil Price Scenarios Used in Impairment Testing

Table Oil price scenarios (a):

	Amounts in US$ per Bbl.
				Weighted market price
				used for the
Year	Low price (15%)	Middle price (60%)	High price (25%)	impairment test
2021	45.1	50.1	55.1	50.6
2022	48.8	54.3	59.7	54.8
2023	50.9	56.6	62.2	57.1
2024	52.9	58.8	64.6	59.3
Over 2025	53.9	59.9	65.9	60.5
(a)	The percentages indicated between brackets represent the Group estimation regarding each price scenario

Schedule of Amounts of Impairment Loss Reversed (Recognized)

Amounts in US$‘000	2020	2019	2018
Colombia (a)	—	—	11,531
Chile (b)	(81,967)	—	(6,549)
Brazil (c)	(1,717)	—	—
Argentina (d)	(16,205)	(7,559)	—
Peru (e)	(33,975)	—	—
	(133,864)	(7,559)	4,982
(a)

Reversal of previously recognized impairment losses due to increases in estimated market prices and improvements in cost structure, and also the known fair value less costs of disposal of the La Cuerva and Yamu Blocks (see Note 36.2.1).

(b)

Recognition of impairment loss in the Fell Block in 2020 due to the commercial viability has been decreased significantly as a consequence of the lower crude prices relative to its high cash costs of production and in the TdF’s blocks in 2018 due to the termination of the sales agreement with no expected renovation.

(c)	Recognition of impairment loss in the REC-T-128 Block due to the fair value less cost to sale determined in the context of the farm-out process described in Note 36.3.2.
(d)

Recognition of impairment loss in the Aguada Baguales and El Porvenir Blocks in 2020 due to the commercial viability has been decreased significantly as a consequence of the lower crude prices relative to its high cash costs of production, which also led to reduced estimates of the quantities of hydrocarbons recoverable, and in the CN-V Block in 2019 for the total amount capitalized in the block due to a negative revision of reserves.

(e)	Recognition of impairment loss in the Morona Block due to the situation described in Note 36.5.1.